Accounts and notes receivable (Denominations of gross amounts of account receivable) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Gross amounts of accounts receivable denominated [line items]
Gross amounts of accounts receivable	¥ 38,371,644	¥ 32,464,259
RMB
Gross amounts of accounts receivable denominated [line items]
Gross amounts of accounts receivable	35,113,954	29,382,384
S$
Gross amounts of accounts receivable denominated [line items]
Gross amounts of accounts receivable	996,686	1,077,008
US$
Gross amounts of accounts receivable denominated [line items]
Gross amounts of accounts receivable	21,640	39,146
PKR
Gross amounts of accounts receivable denominated [line items]
Gross amounts of accounts receivable	¥ 2,239,364	¥ 1,965,721